STOCKHOLDERS' EQUITY (DEFICIT) (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jun. 30, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Common stock, shares authorized		20,000,000,000	20,000,000,000
Common stock par value		$ 0.0001	$ 0.0001
Common stock, shares issued		8,928,508,901	8,100,117,720
Common stock, shares outstanding		8,928,508,901	8,100,117,720
Outstanding stock options		0	0
Stock Issued For Settlement Of Dispute [Member]
Class of Stock [Line Items]
Number of shares issued other	297,000,000
Number of value issued other		$ 1,989,900
Share price		$ 0.0067
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		2,000,000	2,000,000
Preferred stock, par value		$ 0.01	$ 0.01
Preferred stock, shares issued		88,335	88,335
Preferred stock, shares outstanding		88,335	88,335